Intangible Assets, Net (Details) - Schedule of Estimated Aggregate Amortization Expenses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated Aggregate Amortization Expenses [Abstract]
2024	$ 138
2025	126
2026	108
2027	103
2028	70
Thereafter	107
Total	$ 652	$ 802